Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 08, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 08, 2013
Prospectus Date	rr_ProspectusDate	Mar. 08, 2013
(PIMCO Global Multi-Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Funds

Supplement Dated March 8, 2013 to the
Strategic Markets Class A, Class B, Class C and Class R Prospectus and
Strategic Markets Institutional Class, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

The following changes are effective immediately.

Investment Objective Supplement [Text Block]	pimco_SupplementTextBlock01	The "Investment Objective" section of the PIMCO Global Multi-Asset Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term absolute return, consistent with prudent management of portfolio volatility.
Performance Heading Supplement [Text Block]	pimco_SupplementTextBlock02	The following is added before the first sentence of the second paragraph of the "Performance Information" section of the PIMCO Global Multi-Asset Fund's Fund Summary in each Prospectus:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective March 8, 2013, the Fund's secondary index is the 1 Month USD LIBOR Index +5%. The 1 Month USD LIBOR Index +5% benchmark is created by adding 5% to the annual return of 1 Month USD LIBOR Index. The 1 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (1 month) in England's Eurodollar market. The Fund's new secondary index was selected as its use is more closely aligned with the Fund's investment philosophy and investment objective. Prior to March 8, 2013, the Fund's secondary benchmark was the 60% MSCI World Index/40% Barclays U.S. Aggregate Index.

Performance Table Header - Supplement [Text Block]	pimco_SupplementTextBlock03

The following disclosure is added above the row relating to the 60% MSCI World Index/40% Barclays U.S. Aggregate Index in the Average Annual Total Returns table in the "Performance Information" section of the PIMCO Global Multi-Asset Fund's Fund Summary in each Prospectus:

(PIMCO Global Multi-Asset Fund) | 1 Month USD LIBOR Index +5% (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.24%
Since Inception (10/29/2008)	rr_AverageAnnualReturnSinceInception	5.40%